Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 400,000	Royalties	Canada	snj:CA-QC	Municipality of Saint-Michel-des-Saints	Matawinie Project
#: 2
	550,000	Fees	Canada	snj:CA-QC	Conseil des Atikamekw de Manawan
#: 3
	$ 210,000	Fees	Canada	snj:CA-QC	Government of Quebec